Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2023 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Assets:	Level	March 31, 2023	December 31, 2022
Marketable securities held in Trust Account	1	$14,147,100	$14,011,070

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the period from May 20, 2021 (inception) through March 31, 2023.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Note 8 — Fair Value

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021 and 2022, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Assets:	Level	December 31, 2022	December 31, 2021
Marketable securities held in Trust Account	1	$14,011,070	$146,626,679

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the year ended December 31, 2022 and the period from May 20, 2021 (inception) through December 31, 2021.

OMNILIT ACQUISITION CORP

NOTES TO FINANCIAL STATEMENT

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Warrant Fair Value Measurement

The Company established the initial fair value for the warrants on November 9, 2021, the date of the Company’s Initial Public Offering, using a modified Black-Scholes model for the Public Warrants and Private Placement Warrants and the transaction prices that serve as a proxy for fair value that were observed on the Balance Sheet date. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds recorded as a charge to accumulated deficit based on their relative fair values recorded at the initial measurement date. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

	November 9, 2021
	Fair Value Measurement
Input	Public Warrants	Private Placement Warrants
Common stock price	$9.79	$9.79
Risk-free interest rate	1.34%	1.34%
Expected term in years	5.87 years	5.87 years
Expected volatility	10.0%	10.0%
Exercise price	$11.50	$11.50
Fair Value per warrant	$0.50	$0.50